UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21199 and 811-21298

Name of Fund: BBIF Treasury Fund and Master Treasury LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Treasury Fund and Master Treasury LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2015

Date of reporting period: 09/30/2014

Item 1 – Report to Stockholders

SEPTEMBER 30, 2014

SEMI-ANNUAL REPORT (UNAUDITED)

BBIF Government Securities Fund

BBIF Treasury Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2014

Shareholder Letter

Dear Shareholder,

The fourth quarter of 2013 was a generally strong period for most risk assets such as equities and high yield bonds even as investors grappled with uncertainty as to when and by how much the U.S. Federal Reserve would begin to gradually reduce (or “taper”) its asset purchase programs. A prolonged debate over the U.S. debt ceiling and partial government shutdown roiled financial markets at the start of the period, but stocks quickly resumed their upward course once a compromise was struck in mid-October. Higher quality fixed income and emerging market investments, however, began to struggle as Fed tapering became increasingly imminent. When the central bank ultimately announced its tapering plans in mid-December, equity investors reacted positively, as this action signaled the Fed’s perception of real improvement in the economy.

Most asset classes moved higher in the first half of 2014 despite the pull back in Fed stimulus. The year got off to a rocky start, however, as a number of developing economies showed signs of stress while facing the onset of diminishing global liquidity. These risks, combined with disappointing U.S. economic data, caused equities to decline in January while bond markets found renewed strength from investors seeking relatively safer assets. Although these headwinds persisted, equities were back on the rise in February as investors were assuaged by increasing evidence that the softer U.S. data was a temporary and weather-related trend, and forecasts pointed to growth picking up later in the year.

In the months that followed, interest rates trended lower and bond prices climbed higher in the modest growth environment. Financial markets exhibited a remarkably low level of volatility despite rising geopolitical risks and mixed global economic news. Tensions in Russia and Ukraine and signs of decelerating growth in China caused some turbulence, but markets were resilient as investors focused on signs of improvement in the U.S. recovery, stronger corporate earnings, increased merger-and-acquisition activity and, perhaps most importantly, a dovish tone from the Fed offering reassurance that no changes to short-term interest rates were on the horizon.

In the ongoing low-rate environment, investors looked to equities as a source of yield, pushing major indices to record levels. As stock prices continued to move higher, investors soon became wary of stretched valuations and a new theme emerged. Stocks that had experienced significant price appreciation in 2013, particularly growth and momentum names, broadly declined as investors fled to stocks with cheaper valuations. This rotation resulted in the strongest performers of 2013 struggling most in 2014, and vice versa. Especially hard hit were U.S. small cap and European stocks, where earnings growth had not kept pace with market gains. In contrast, emerging market stocks benefited from the trend after having suffered heavy selling pressure earlier in the year.

Asset prices tend to be more vulnerable to bad news when investors believe valuations are high. Consequently, markets came under pressure in July as geopolitical turmoil intensified in Gaza, Iraq and Ukraine and financial troubles boiled over in Argentina and Portugal. Investors regained some confidence in August and, although volatility ticked up, markets briefly rebounded amid renewed comfort that the Fed would continue to keep rates low and hopes that the European Central Bank would increase stimulus. However, markets swiftly reversed in September as improving U.S. economic indicators raised the likelihood of the Fed increasing short-term interest rates sooner than previously anticipated. Global credit markets tightened as the U.S. dollar strengthened, ultimately putting a strain on investor flows. High valuations combined with impending rate hikes and tighter credit conditions stoked increasing volatility in financial markets. Escalating global risks added to uncertainty as the U.S. renewed its involvement in Iraq, the European Union imposed additional sanctions against Russia, and Scottish voters contemplated a referendum for the region’s independence from the UK. In this environment, most asset classes saw steep declines over the final month of the period.

U.S. large cap stocks were the strongest performers for the six- and 12-month periods ended September 30, 2014, while U.S. small cap and international stocks lagged. Emerging market equities endured some hearty swings in sentiment during the period, yet the asset class generated modest gains. Most fixed income assets produced positive results even as the Fed reduced its open-market purchases. Tax-exempt municipal bonds benefited from a favorable supply-and-demand environment. Short-term interest rates remained near zero, keeping yields on money market securities close to historic lows.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

The economic and monetary environment has remained generally supportive of financial markets, although higher stock valuations combined with expectations for higher U.S. rates has caused volatility to rise, albeit from levels below the historical norm.

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of September 30, 2014

	6-month	12-month
U.S. large cap equities (S&P 500® Index)	6.42%	19.73%
U.S. small cap equities (Russell 2000® Index)	(5.46)	3.93
International equities (MSCI Europe, Australasia, Far East Index)	(2.03)	4.25
Emerging market equities (MSCI Emerging Markets Index)	2.87	4.30
3-month Treasury bill (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.02	0.05
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	3.42	4.29
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	2.21	3.96
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.21	8.29
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	0.50	7.19

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Six-Month Period Ended September 30, 2014

The factors that detracted from U.S. growth in the first quarter of 2014 proved to be temporary as economic data improved sharply in the second quarter. After contracting by 2.1% in the first quarter, U.S. gross domestic product (“GDP”) grew at a seasonally adjusted rate of 4.6% in the second quarter. Economic momentum continued through the summer and the unemployment rate fell to 5.9% by September. As noted in the minutes of the September Federal Open Market Committee (“FOMC”) meeting, economic activity was “moderate” and the labor market continued to improve. Broad inflation measures, after picking up slightly in the later part of the second quarter, again receded, and remained below the FOMC’s target rate of 2%. Against this backdrop, the FOMC maintained its course during the six-month period, making no change to its target range for the federal funds rate of 0.00% to 0.25% and continuing to gradually pare down its asset purchase programs by $10 billion at each of its scheduled meetings. While the asset purchase programs are slated to end in October, the FOMC expects that a low federal funds rate will be warranted for a considerable period of time given below-target inflation rates and inflation expectations remaining well-anchored and stable.

In the eurozone, economic growth continued to disappoint policymakers, while inflation measures slipped, prompting fears that the recent period of very low inflation could last longer than expected and threaten the currency bloc’s nascent growth. In an effort to spur growth and combat deflationary pressures, the European Central Bank (“ECB”) cut its key rates by 0.10% in July, including a bold move to a negative deposit rate. The central bank also enhanced lending programs designed to aid credit-starved individuals and small- to medium-sized companies. As the medium-term inflation outlook worsened in August, further signals of economic weakness prompted more action from policymakers. The ECB aggressively cut both its main refinancing rate and deposit rate by an additional 0.10%, to 0.05% and -0.20%, respectively. The central bank also announced an asset purchase program focused on asset-backed securities and covered bonds, set to commence in October. After these moves, ECB President Mario Draghi stressed that the ECB has no plans to further lower interest rates.

London Interbank Offered Rates (“LIBOR”) remained virtually unchanged over the period amid highly accommodative monetary policy. The benchmark three-month LIBOR ended the period at 0.235%, not far above its historic low of 0.22% reached in early May. U.S. Treasury bill outstandings declined as the federal budget deficit improved and the Treasury Department cut the size of its weekly bill auctions to make room in its auction schedule to issue two-year floating rate notes (“FRNs”) — the first new structure issued in nearly 17 years. Treasury FRN issuance totaled $123 billion over the first nine months of 2014. Beginning on September 22, the Fed announced that its fixed-rate reverse repurchase agreement facility would no longer be offered at full allotment, but instead would be subject to an aggregate cap of $300 billion and that a Dutch auction format would be employed should total bids exceed the cap. This news concerned many money market participants given that use of the program had peaked at $339 billion on June 30 and investable supply was expected to be even more constrained on September 30. These concerns proved well founded as the program received $407 billion in bids on September 30 at rates ranging from -0.20% to 0.05%; $300 billion was awarded at a rate of 0%.

The Fed’s near-zero interest rate policy continued to be evident in the short-term municipal space. Yields remained extremely low on variable rate demand note (“VRDN”) securities, which make up the largest portion of municipal money market fund holdings. The benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality, tax-exempt VRDN securities (as calculated by Municipal Market Data), averaged 0.06%, while ranging between a high of 0.12% and a low of 0.03% during the period. Increased demand and diminished issuance have combined to keep yields low on VRDN securities. Demand for VRDN securities increased throughout the period as money market funds looked to replace a reduced amount of one-year, fixed-rate note issuance and bond funds pursued a more defensive investment alternative to mitigate the risk of rising interest rates. New issuance of VRDN securities remained minimal as issuers continued to take advantage of the low cost of borrowing by issuing debt instruments with longer maturities. As the Fed winds down its asset purchase program, money market participants have become increasingly focused on the potential for a normalization of policy, especially as to when short-term interest rates may rise as this is one of the main factors to consider when purchasing securities with a one-year maturity. Market conditions remained stable as tax-exempt money funds broadly held ample liquidity to fund seasonal redemptions.

Short-term “note season,” which generally extends from May through August of each year, is the time when municipalities evaluate their financial needs for the upcoming fiscal year and issue short-term fixed-rate notes accordingly, resulting in a period of elevated supply. While state and local municipalities have continued to experience improvement in tax receipts, they have also continued to limit spending and reduce debt. In this environment, the 2014 note season concluded with issuance down 28% from the same period last year. In addition to traditional short-term money market participants, bond funds seeking to shorten their duration drove increased demand for one-year municipal notes during the period. The combination of lower issuance and increased demand kept the rate on one-year fixed issues low. After dipping down to just 0.11% in the middle of the summer, a few large new issues in August helped push the yield back up to 0.14% to end the six-month period one basis point below where it started. As such, the one-month to one-year municipal yield curve remained extremely flat while credit spreads continued to tighten as investors pursued higher-yielding issues.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2014

Fund Information as of September 30, 2014

BBIF Government Securities Fund

BBIF Government Securities Fund’s (the “Fund”) investment objective is to seek preservation of capital, current income and liquidity.

	7-Day SEC Yields	7-Day Yields
Class 1	0.00%	0.00%
Class 2	0.00%	0.00%
Class 3	0.00%	0.00%
Class 4	0.00%	0.00%

BBIF Treasury Fund

BBIF Treasury Fund’s (the “Fund”) investment objective is to seek preservation of capital, liquidity and current income.

	7-Day SEC Yields	7-Day Yields
Class 1	0.00%	0.00%
Class 2	0.00%	0.00%
Class 3	0.00%	0.00%
Class 4	0.00%	0.00%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2014	5

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on April 1, 2014 and held through September 30, 2014) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[2]
	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During the Period[1]	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During the Period[1]	Annualized Expense Ratio
BBIF Government Securities Fund
Class 1	$1,000.00	$1,000.00	$0.30	$1,000.00	$1,024.77	$0.30	0.06%
Class 2	$1,000.00	$1,000.00	$0.30	$1,000.00	$1,024.77	$0.30	0.06%
Class 3	$1,000.00	$1,000.00	$0.30	$1,000.00	$1,024.77	$0.30	0.06%
Class 4	$1,000.00	$1,000.00	$0.30	$1,000.00	$1,024.77	$0.30	0.06%
BBIF Treasury Fund
Class 1	$1,000.00	$1,000.00	$0.20	$1,000.00	$1,024.87	$0.20	0.04%
Class 2	$1,000.00	$1,000.00	$0.20	$1,000.00	$1,024.87	$0.20	0.04%
Class 3	$1,000.00	$1,000.00	$0.20	$1,000.00	$1,024.87	$0.20	0.04%
Class 4	$1,000.00	$1,000.00	$0.20	$1,000.00	$1,024.87	$0.20	0.04%
[1]	For each class of the Funds, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Funds are feeder funds, the expense examples reflect the net expenses of both the Funds and the master funds in which they invest.
[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
6	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2014

Statements of Assets and Liabilities

September 30, 2014 (Unaudited)	BBIF Government Securities Fund	BBIF Treasury Fund

Assets
Investments at value — Master Government Securities LLC and Master Treasury LLC (each, a “Master LLC” or collectively, the “Master LLCs”), respectively[1]	$218,029,623	$869,540,599
Capital shares sold receivable	1,078,152	1,536,158
Prepaid expenses	50,373	160,260
Total assets	219,158,148	871,237,017

Liabilities
Contributions payable to the Master LLC	1,078,152	1,536,158
Service fees payable	—	153
Officer’s fees payable	—	117
Other accrued expenses payable	13,189	19,358
Total liabilities	1,091,341	1,555,786
Net Assets	$218,066,807	$869,681,231

Net Assets Consist of
Paid-in capital[2,3]	$218,061,091	$869,653,372
Undistributed net investment income	104	—
Accumulated net realized gain allocated from the Master LLC	5,612	27,859
Net Assets	$218,066,807	$869,681,231

Net Asset Value
Class 1
Net assets	$6,558,472	$15,789,222
Shares outstanding	6,558,300	15,788,711
Net asset value	$1.00	$1.00
Class 2
Net assets	$16,035,417	$54,019,803
Shares outstanding	16,035,003	54,018,077
Net asset value	$1.00	$1.00
Class 3
Net assets	$48,924,576	$209,692,198
Shares outstanding	48,923,193	209,685,711
Net asset value	$1.00	$1.00
Class 4
Net assets	$146,548,342	$590,180,008
Shares outstanding	146,544,596	590,160,874
Net asset value	$1.00	$1.00
[1] Investments at cost — from the applicable Master LLC	$218,029,623	$869,540,599
[2] Shares authorized	unlimited	unlimited
[3] Par value per share	$0.10	$0.10

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2014	7

Statements of Operations

Six Months Ended September 30, 2014 (Unaudited)	BBIF Government Securities Fund	BBIF Treasury Fund

Investment Income
Net investment income allocated from the applicable Master LLC:
Interest	$77,145	$171,063
Expenses	(334,063)	(760,588)
Fees waived	291,684	687,086
Total income	34,766	97,561

Fund Expenses
Administration	311,162	1,008,271
Service and distribution — Class 1	36,053	90,656
Service and distribution — Class 2	54,133	167,891
Service and distribution — Class 3	91,107	392,681
Service and distribution — Class 4	326,995	976,395
Transfer agent — Class 1	1,281	2,456
Transfer agent — Class 2	675	1,712
Transfer agent — Class 3	889	1,854
Transfer agent — Class 4	325	2,940
Registration	42,878	89,791
Professional	10,431	14,732
Printing	6,687	9,617
Officer	—	183
Miscellaneous	8,638	9,461
Total expenses	891,254	2,768,640
Less fees waived by administrator	(311,162)	(1,007,653)
Less service and distribution fees waived — Class 1	(36,053)	(90,656)
Less service and distribution fees waived — Class 2	(54,133)	(167,891)
Less service and distribution fees waived — Class 3	(91,107)	(392,681)
Less service and distribution fees waived — Class 4	(326,995)	(976,395)
Transfer agent fees reimbursed — Class 1	(1,281)	(2,456)
Transfer agent fees reimbursed — Class 2	(675)	(1,712)
Transfer agent fees reimbursed — Class 3	(889)	(1,854)
Transfer agent fees reimbursed — Class 4	(325)	(2,940)
Less other expenses waived and/or reimbursed by administrator — Class 1	(1,032)	(564)
Less other expenses waived and/or reimbursed by administrator — Class 2	(2,339)	(1,707)
Less other expenses waived and/or reimbursed by administrator — Class 3	(6,979)	(7,214)
Less other expenses waived and/or reimbursed by administrator — Class 4	(23,601)	(17,547)
Total expenses after fees waived and/or reimbursed	34,683	97,370
Net investment income	83	191

Realized Gain Allocated from the applicable Master LLC
Net realized gain from investments	4,302	12,347
Net Increase in Net Assets Resulting from Operations	$4,385	$12,538

See Notes to Financial Statements.

8	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2014

Statements of Changes in Net Assets

	BBIF Government Securities Fund		BBIF Treasury Fund
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

Operations
Net investment income	$83	$109	$191	$329
Net realized gain	4,302	6,267	12,347	52,194
Net increase in net assets resulting from operations	4,385	6,376	12,538	52,523

Distributions to Shareholders From[1]
Net investment income:
Class 1	(2)	(6)	(4)	(10)
Class 2	(5)	(11)	(12)	(23)
Class 3	(17)	(37)	(50)	(99)
Class 4	(59)	(66)	(125)	(197)
Net realized gain:
Class 1	—	(544)	—	(1,058)
Class 2	—	(1,299)	—	(3,205)
Class 3	—	(4,593)	—	(15,597)
Class 4	—	(6,377)	—	(30,146)
Decrease in net assets resulting from distributions to shareholders	(83)	(12,933)	(191)	(50,335)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(42,001,263)	68,786,249	143,484,407	(181,051,329)

Net Assets
Total increase (decrease) in net assets	(41,996,961)	68,779,692	143,496,754	(181,049,141)
Beginning of period	260,063,768	191,284,076	726,184,477	907,233,618
End of period	$218,066,807	$260,063,768	$869,681,231	$726,184,477
Undistributed net investment income, end of period	$104	$104	—	—
[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2014	9

Financial Highlights	BBIF Government Securities Fund

	Six Months Ended September 30, 2014 (Unaudited)		Class 1					Six Months Ended September 30, 2014 (Unaudited)		Class 2
			Year Ended March 31,							Year Ended March 31,
			2014	2013	2012	2011	2010			2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	(0.0000)[3]	0.0000 [1]
Net realized gain	0.0000	[1]	0.0001	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0000	[1]	0.0001	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]
Net increase from investment operations	0.0000		0.0001	0.0000	0.0000	0.0001	0.0001	0.0000		0.0001	0.0000	0.0000	0.0001	0.0000

Distributions from:[2]
Net investment income	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0002)	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0002)
Net realized gain	—		(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	—		(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]
Total distributions	(0.0000)		(0.0001)	(0.0000)	(0.0000)	(0.0001)	(0.0002)	(0.0000)		(0.0001)	(0.0000)	(0.0000)	(0.0001)	(0.0002)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]		0.01%	0.00%	0.00%	0.01%	0.02%	0.00%[5]		0.01%	0.00%	0.00%	0.01%	0.02%

Ratios to Average Net Assets[6]
Total expenses	1.35%[7,8]		1.37%[7]	1.40%[7]	1.41%[7]	1.46%[7]	1.50%	1.02%[7,8]		1.03%[7]	1.06%[7]	1.05%[7]	1.13%[7]	1.18%
Total expenses after fees waived and/or reimbursed	0.06%[7,8]		0.07%[7]	0.14%[7]	0.07%[7]	0.18%[7]	0.22%	0.06%[7,8]		0.07%[7]	0.14%[7]	0.07%[7]	0.18%[7]	0.21%
Net investment income	0.00%[7,8]		0.00%[7]	0.00%[7]	0.00%[7]	0.00%[7]	0.00%	0.00%[7,8]		0.00%[7]	0.00%[7]	0.00%[7]	(0.00)%[7]	0.00%

Supplemental Data
Net assets, end of period (000)	$6,558		$6,923	$12,860	$8,850	$7,132	$13,270	$16,035		$16,554	$16,611	$42,220	$48,804	$60,953

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[7]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.23%, 0.23%, 0.20%, 0.24% and 0.21%, for the six months ended September 30, 2014 and the years ended March 31, 2014, March 31, 2013, March 31, 2012 and March 31, 2011, respectively.
[8]	Annualized.

See Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2014

Financial Highlights (concluded)	BBIF Government Securities Fund

	Six Months Ended September 30, 2014 (Unaudited)		Class 3					Six Months Ended September 30, 2014 (Unaudited)		Class 4
			Year Ended March 31,							Year Ended March 31,
			2014	2013	2012	2011	2010			2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000	[1]	0.0001	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000	[1]	0.0001	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]
Net increase from investment operations	0.0000		0.0001	0.0000	0.0000	0.0001	0.0000	0.0000		0.0001	0.0000	0.0000	0.0001	0.0000

Distributions from:[2]
Net investment income	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0002)	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0002)
Net realized gain	—		(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	—		(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]
Total distributions	(0.0000)		(0.0001)	(0.0000)	(0.0000)	(0.0001)	(0.0002)	(0.0000)		(0.0001)	(0.0000)	(0.0000)	(0.0001)	(0.0002)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]		0.01%	0.00%	0.00%	0.01%	0.02%	0.00%[5]		0.01%	0.00%	0.00%	0.01%	0.02%

Ratios to Average Net Assets[6]
Total expenses	0.72%[7,8]		0.73%[7]	0.75%[7]	0.74%[7]	0.83%[7]	0.88%	0.71%[7,8]		0.71%[7]	0.74%[7]	0.74%[7]	0.81%[7]	0.87%
Total expenses after fees waived and/or reimbursed	0.06%[7,8]		0.07%[7]	0.14%[7]	0.07%[7]	0.18%[7]	0.21%	0.06%[7,8]		0.07%[7]	0.14%[7]	0.07%[7]	0.18%[7]	0.22%
Net investment income	0.00%[7,8]		0.00%[7]	0.00%[7]	0.00%[7]	0.00%[7]	0.00%	0.00%[7,8]		0.00%[7]	0.00%[7]	0.00%[7]	0.00%[7]	0.00%

Supplemental Data
Net assets, end of period (000)	$48,925		$59,542	$58,380	$104,375	$94,019	$135,353	$146,548		$177,046	$103,434	$254,817	$138,105	$150,166

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[7]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.23%, 0.23%, 0.20%, 0.24% and 0.21%, for the six months ended September 30, 2014 and the years ended March 31, 2014, March 31, 2013, March 31, 2012 and March 31, 2011, respectively.
[8]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2014	11

Financial Highlights	BBIF Treasury Fund

	Six Months Ended September 30, 2014 (Unaudited)		Class 1					Six Months Ended September 30, 2014 (Unaudited)		Class 2
			Year Ended March 31,							Year Ended March 31,
			2014	2013	2012	2011	2010			2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001
Net realized gain	0.0000	[1]	0.0001	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0000	[1]	0.0001	0.0000 [1]	0.0000 [1]	0.0001	0.0001
Net increase from investment operations	0.0000		0.0001	0.0000	0.0000	0.0001	0.0001	0.0000		0.0001	0.0000	0.0000	0.0001	0.0002

Distributions from:[2]
Net investment income	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0002)	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0002)
Net realized gain	—		(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	—		(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]
Total distributions	(0.0000)		(0.0001)	(0.0000)	(0.0000)	(0.0001)	(0.0002)	(0.0000)		(0.0001)	(0.0000)	(0.0000)	(0.0001)	(0.0002)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]		0.01%	0.00%	0.00%	0.01%	0.02%	0.00%[5]		0.01%	0.00%	0.00%	0.01%	0.03%

Ratio to Average Net Assets[6]
Total expenses	1.31%[7,8]		1.32%[7]	1.38%[7]	1.34%[7]	1.41%[7]	1.45%	0.98%[7,8]		0.99%[7]	1.03%[7]	1.00%[7]	1.08%[7]	1.12%
Total expenses after fees waived and/or reimbursed	0.04%[7,8]		0.06%[7]	0.10%[7]	0.05%[7]	0.16%[7]	0.20%	0.04%[7,8]		0.06%[7]	0.10%[7]	0.05%[7]	0.16%[7]	0.20%
Net investment income	0.00%[7,8]		0.00%[7]	0.00%[7]	0.00%[7]	0.00%[7]	0.00%	0.00%[7,8]		0.00%[7]	0.00%[7]	0.00%[7]	0.00%[7]	0.01%

Supplemental Data
Net assets, end of period (000)	$15,789		$24,806	$48,714	$16,837	$15,797	$25,132	$54,020		$47,660	$54,826	$108,916	$124,947	$160,005

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[7]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.17%, 0.14%, 0.11%, 0.15% and 0.08%, for the six months ended September 30, 2014 and the years ended March 31, 2014, March 31, 2013, March 31, 2012 and March 31, 2011, respectively.
[8]	Annualized.

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2014

Financial Highlights (concluded)	BBIF Treasury Fund

	Six Months Ended September 30, 2014 (Unaudited)		Class 3					Six Months Ended September 30, 2014 (Unaudited)		Class 4
			Year Ended March 31,							Year Ended March 31,
			2014	2013	2012	2011	2010			2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001
Net realized gain	0.0000	[1]	0.0001	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0000	[1]	0.0001	0.0000 [1]	0.0000 [1]	0.0001	0.0001
Net increase from investment operations	0.0000		0.0001	0.0000	0.0000	0.0001	0.0002	0.0000		0.0001	0.0000	0.0000	0.0001	0.0002

Distributions from:[2]
Net investment income	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0002)	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0002)
Net realized gain	—		(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	—		(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]
Total distributions	(0.0000)		(0.0001)	(0.0000)	(0.0000)	(0.0001)	(0.0002)	(0.0000)		(0.0001)	(0.0000)	(0.0000)	(0.0001)	(0.0002)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]		0.01%	0.00%	0.00%	0.01%	0.03%	0.00%[5]		0.01%	0.00%	0.00%	0.01%	0.03%

Ratio to Average Net Assets[6]
Total expenses	0.67%[7,8]		0.68%[7]	0.73%[7]	0.69%[7]	0.78%[7]	0.81%	0.67%[7,8]		0.68%[7]	0.72%[7]	0.69%[7]	0.78%[7]	0.81%
Total expenses after fees waived and/or reimbursed	0.04%[7,8]		0.06%[7]	0.10%[7]	0.05%[7]	0.16%[7]	0.20%	0.04%[7,8]		0.06%[7]	0.10%[7]	0.04%[7]	0.15%[7]	0.19%
Net investment income	0.00%[7,8]		0.00%[7]	0.00%[7]	0.00%[7]	0.00%[7]	0.01%	0.00%[7,8]		0.00%[7]	0.00%[7]	0.00%[7]	0.00%[7]	0.01%

Supplemental Data
Net assets, end of period (000)	$209,692		$277,444	$243,886	$387,165	$405,216	$445,844	$590,180		$376,274	$559,807	$747,313	$454,484	$547,903

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[7]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.17%, 0.14%, 0.11%, 0.15% and 0.08%, for the six months ended September 30, 2014 and the years ended March 31, 2014, March 31, 2013, March 31, 2012 and March 31, 2011, respectively.
[8]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2014	13

Notes to Financial Statements (Unaudited)	BBIF Government Securities Fund and BBIF Treasury Fund

1. Organization:

BBIF Government Securities Fund and BBIF Treasury Fund (collectively the “Funds” or individually a “Fund”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. Each Fund is organized as a Massachusetts business trust. BBIF Government Securities Fund and BBIF Treasury Fund seek to achieve their investment objectives by investing all of their assets in Master Government Securities LLC and Master Treasury LLC, respectively, each an affiliate of the Funds and each of which has the same investment objectives and strategies as the corresponding Fund. Each Master LLC is organized as a Delaware limited liability company. The value of each Fund’s investment in the respective Master LLC reflects each Fund’s proportionate interest in the net assets of the respective Master LLC. The performance of each Fund is directly affected by the performance of the respective Master LLC. The percentage of each Master LLC owned by the corresponding Fund at September 30, 2014 was 38.7% for BBIF Government Securities Fund and 44.4% for BBIF Treasury Fund. As such, the financial statements of the Master LLCs, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements. The Funds offer multiple classes of shares, designated Class 1, Class 2, Class 3 and Class 4 Shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that each class bears certain expenses related to the shareholder servicing and distribution of such shares and the additional incremental transfer agency costs resulting from the conversion of shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Boards of Trustees of the Funds and the Boards’ of Directors of the Master LLCs are referred to throughout this report as the “Board of Directors” or the “Board” and the members are referred to as “Directors”.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ policy is to fair value their financial instruments at market value. The Funds record their investment in the respective Master LLC at fair value based on each Fund’s proportionate interest in the net assets of the respective Master LLC. Valuation of securities held by the Master LLCs is discussed in Note 2 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master LLCs are accounted on a trade date basis. Each Fund records daily its proportionate share of the respective Master LLC’s income, expenses and realized and unrealized gains and losses. In addition, the Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared and paid daily. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro-rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds may earn interest on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Funds. This amount, if any, is shown as interest in the Statements of Operations.

14	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2014

Notes to Financial Statements (continued)	BBIF Government Securities Fund and BBIF Treasury Fund

3. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

Each Fund entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, each Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of each Fund’s respective net assets. The Funds do not pay an investment advisory fee or investment management fee.

Each Fund entered into a Distribution Agreement and separate Distribution Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution Plans and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Funds as follows:

	Class 1	Class 2	Class 3	Class 4
Service Fee	0.25%	0.25%	0.25%	0.25%
Distribution Fee	0.750%	0.425%	0.125%	0.125%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Class 1, Class 2, Class 3 and Class 4 shareholders.

The Funds have entered into a contractual arrangement with the Administrator and BRIL to waive and/or reimburse a portion of each Fund’s direct fees and expenses, which excludes fees and expenses allocated from the Master LLCs, to ensure that the net expenses for BBIF Government Securities Fund’s Class 2 Shares are 0.32% higher than those of BIF Government Securities Fund and the net expenses for BBIF Treasury Fund’s Class 2 Shares are 0.35% higher than those of BIF Treasury Fund, and the net expenses of the Class 3 and Class 4 Shares of the Funds are equal to those of BIF Government Securities Fund and BIF Treasury Fund, respectively. The fee/expense waiver or reimbursement includes service and distribution fees. The Administrator and BRIL have agreed not to reduce or discontinue this contractual waiver or reimbursement until August 1, 2015. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of a Fund or by a note of the outstanding voting securities of a Fund. These amounts are included in service and distribution fees waived — class specific in the Statements of Operations.

In addition to the contractual waiver described above, the Administrator and BRIL voluntarily agreed to waive a portion of their respective administration and service and distribution fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as fees waived by administrator, other expenses waived and/or reimbursed by administrator — class specific, service and distribution fees waived — class specific and transfer agent fees reimbursed — class specific. The Administrator and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Administrator for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which are included in officer in the Statements of Operations.

4. Income Tax Information:

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns remains open for each of the four years ended March 31, 2014. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2014	15

Notes to Financial Statements (concluded)	BBIF Government Securities Fund and BBIF Treasury Fund

5. Principal Risks:

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until sometime in 2016, but when implemented may affect the Funds’ operations and return potential.

6. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

	BBIF Government Securities Fund		BBIF Treasury Fund
	Six Months Ended September 30, 2014	Year Ended March 31,	Six Months Ended September 30, 2014	Year Ended March 31,
Class 1
Shares sold	39,496,814	147,169,136	159,547,790	365,575,113
Shares issued to shareholders in reinvestment of distributions	—	545	—	1,060
Shares redeemed	(39,861,211)	(153,106,554)	(168,564,969)	(389,483,737)
Net decrease	(364,397)	(5,936,873)	(9,017,179)	(23,907,564)

Class 2
Shares sold	52,987,921	114,738,394	167,550,752	341,318,589
Shares issued to shareholders in reinvestment of distributions	—	1,299	1	3,205
Shares redeemed	(53,506,500)	(114,796,135)	(161,191,686)	(348,487,914)
Net increase (decrease)	(518,579)	(56,442)	6,359,067	(7,166,120)

Class 3
Shares sold	177,431,118	358,860,699	665,754,652	1,475,666,451
Shares issued to shareholders in reinvestment of distributions	4	4,603	17	15,632
Shares redeemed	(188,049,357)	(357,701,120)	(733,507,418)	(1,442,126,470)
Net increase (decrease)	(10,618,235)	1,164,182	(67,752,749)	33,555,613

Class 4
Shares sold	646,163,463	1,418,076,408	1,781,985,789	4,258,562,248
Shares issued to shareholders in reinvestment of distributions	28	6,408	77	30,277
Shares redeemed	(676,663,543)	(1,344,467,434)	(1,568,090,598)	(4,442,125,783)
Net increase (decrease)	(30,500,052)	73,615,382	213,895,268	(183,533,258)
Total Net Increase (Decrease)	(42,001,263)	68,786,249	143,484,407	(181,051,329)

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2014

Master LLC Portfolio Information as of September 30, 2014	Master Government Securities LLC and Master Treasury LLC

Portfolio Composition

Master Government Securities LLC	Percent of Net Assets
U.S. Treasury Obligations	60%
Repurchase Agreements	43
Liabilities in Excess of Other Assets	(3)
Total	100%

Master Treasury LLC	Percent of Net Assets
U.S. Treasury Obligations	107%
Liabilities in Excess of Other Assets	(7)
Total	100%

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2014	17

Schedule of Investments September 30, 2014 (Unaudited)	Master Government Securities LLC (Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.00%, 10/02/14	$15,000	$15,000,000
0.02%, 10/09/14	2,155	2,154,987
0.03%, 10/30/14	10,000	9,999,729
0.05%, 11/06/14	15,000	14,999,291
0.03%, 11/13/14	21,000	20,999,294
0.06%, 11/28/14	20,000	19,998,197
0.06%, 1/02/15	10,000	9,998,381
0.06%, 1/08/15	5,000	4,999,132
0.06%, 1/22/15	45,000	44,991,608
0.05%, 2/19/15	10,000	9,997,909
0.05%, 2/26/15	20,000	19,995,861
0.05%, 3/12/15	17,000	16,996,151
0.05%, 3/19/15	10,000	9,997,757
0.03% – 0.04%, 4/02/15	20,000	19,996,335
U.S. Treasury Notes:
0.25% – 2.38%, 10/31/14	23,676	23,704,236
0.38%, 11/15/14	19,942	19,949,227
0.25%, 11/30/14	4,290	4,291,014
0.25%, 12/15/14	23,000	23,009,995
0.25%, 1/15/15	12,580	12,584,538
0.25% – 2.25%, 1/31/15	7,446	7,476,759
0.06%, 1/31/16 (b)	6,625	6,622,847
0.08%, 4/30/16 (b)	13,165	13,165,022
0.09%, 7/31/16 (b)	7,117	7,118,938
Total U.S. Treasury Obligations — 59.9%		338,047,208

Repurchase Agreements
Bank of Montreal, 0.01%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $8,000,002, collateralized by a U.S. Treasury Note, 0.88%, due 6/15/17, original par and fair value of $8,156,400 and $8,160,055, respectively)	8,000	8,000,000
Total Value of Bank of Montreal (collateral value of $8,160,055)		8,000,000
BNP Paribas Securities Corp., 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $5,000,000, collateralized by various U.S. Treasury Obligations, 1.63% to 1.75%, due 1/15/15 to 1/15/28, original par and fair value of $4,004,000 and $5,100,100, respectively)	5,000	5,000,000
BNP Paribas Securities Corp., 0.05%, 10/07/14 (Purchased on 9/30/14 to be repurchased at $15,000,146, collateralized by various U.S. Treasury Obligations, 0.00% to 3.63%, due 2/15/15 to 5/15/43, original par and fair value of $19,006,234 and $15,300,001, respectively) (c)	15,000	15,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $20,400,101)		20,000,000
Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $22,000,000, collateralized by various U.S. Treasury Obligations, 0.25% to 3.13%, due 5/31/15 to 5/15/21, original par and fair value of $21,730,400 and $22,444,744, respectively)	$22,000	$22,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $22,444,744)		22,000,000
HSBC Securities (USA), Inc., 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $20,000,000, collateralized by a U.S. Treasury Note, 1.38%, due 11/30/18, original par and fair value of $20,475,000 and $20,402,588, respectively)	20,000	20,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $20,402,588)		20,000,000
J.P. Morgan Securities LLC, 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $21,000,000, collateralized by a U.S. Treasury Note, 1.25%, due 10/31/18, original par and fair values of $21,575,000 and $21,422,400, respectively)	21,000	21,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $21,422,400)		21,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.00%, 10/01/14 (Purchased on 9/30/2014 to be repurchased at $15,000,000, collateralized by a U.S. Treasury Note, 0.00%, due 5/15/29, original par and fair value of $23,861,900 and $15,300,012, respectively)	15,000	15,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $15,300,012)		15,000,000
Morgan Stanley & Co. LLC, 0.03%, 10/01/14 (Purchased on 9/26/14 to be repurchased at $25,000,104, collateralized by various U.S. Treasury Obligations, 0.25% to 7.50%, due 9/15/15 to 5/15/30, original par and fair value of $25,370,500 and $25,500,003, respectively)	25,000	25,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $25,500,003)		25,000,000
RBC Capital Markets LLC, 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $15,000,000, collateralized by various U.S. Treasury Obligations, 0.00% to 8.13%, due 9/17/15 to 2/15/27, original par and fair value of $14,756,419 and $15,300,001, respectively)	15,000	15,000,000
Total Value of RBC Capital Markets LLC (collateral value of $15,300,001)		15,000,000

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	Master Government Securities LLC (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
SG Americas Securities LLC, 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $27,000,000, collateralized by various U.S. Treasury Obligations, 0.09% to 0.50%, due 4/15/15 to 7/31/16, original par and fair value of $25,624,300 and $27,540,027, respectively)	$27,000	$27,000,000
Total Value of SG Americas Securities LLC (collateral value of $27,540,027)		27,000,000
TD Securities (USA) LLC, 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $26,000,000, collateralized by various U.S. Treasury Obligations, 0.00% to 1.75%, due 2/05/15 to 5/15/23, original par and fair value of $26,605,300 and $26,520,038, respectively)	26,000	26,000,000
Total Value of TD Securities (USA) LLC (collateral value of $26,520,038)		26,000,000

Repurchase Agreements	Par (000)	Value
UBS Securities LLC, 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $15,645,000, collateralized by various U.S. Treasury Obligations, 0.00% to 4.38%, due 2/15/16 to 11/15/43, original par and fair value of $22,073,120 and $15,957,906, respectively)	$15,645	$15,645,000
Total Value of UBS Securities LLC (collateral value of $15,957,906)		15,645,000
Wells Fargo Securities, LLC, 0.02%, 10/01/14 (Purchased on 8/14/14 to be repurchased at $30,000,800, collateralized by various U.S. Treasury Obligations, 2.13% to 3.63%, due 8/15/21 to 2/15/44, original par and fair value of $30,034,400 and $30,600,028, respectively)	30,000	30,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $30,600,028)		30,000,000
Total Repurchase Agreements — 43.4%		244,645,000
Total Investments (Cost — $582,692,208*) — 103.3%		582,692,208
Liabilities in Excess of Other Assets — (3.3)%		(18,737,818)
Net Assets — 100.0%		$563,954,390

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Maturity shown is the date the principal owed can be recovered through demand.
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master LLC’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Total Investments[1]	—	$582,692,208	—	$582,692,208
[1]	See above Schedule of Investments for values in each security type.

There were no transfers between levels during the six months ended September 30, 2014.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2014	19

Schedule of Investments September 30, 2014 (Unaudited)	Master Treasury LLC (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.02% – 0.04%, 10/02/14	$129,378	$129,377,808
0.01% – 0.03%, 10/09/14	195,283	195,282,390
0.00% – 0.06%, 10/16/14	366,729	366,726,633
0.00% – 0.03%, 10/23/14	136,000	135,997,586
0.03%, 10/30/14	75,000	74,997,938
0.00% – 0.03%, 11/06/14	93,000	92,997,670
0.00% – 0.03%, 11/13/14	128,165	128,161,120
0.00% – 0.03%, 11/20/14	86,680	86,677,071
0.02%, 11/28/14	37,725	37,723,454
0.03%, 12/04/14	54,649	54,646,218
0.02%, 12/11/14	61,021	61,017,949
0.00%, 12/26/14	10,009	10,008,879
0.01% – 0.06%, 1/02/15	139,000	138,994,247
0.03% – 0.06%, 1/08/15	45,595	45,589,395
0.02%, 1/22/15	38,979	38,977,149
0.05% – 0.06%, 2/05/15	40,000	39,992,222
0.04% – 0.05%, 2/26/15	56,226	56,214,519
U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a) (concluded):
0.05%, 3/05/15	$25,000	$24,994,583
0.05%, 3/12/15	45,000	44,989,813
0.05%, 3/19/15	50,000	49,988,683
0.05%, 3/26/15	30,000	29,993,363
U.S. Treasury Notes:
0.50%, 10/15/14	46,600	46,608,303
0.25% – 2.38%, 10/31/14	45,000	45,051,997
0.38%, 11/15/14	14,045	14,050,308
0.25% – 2.25%, 1/31/15	60,000	60,177,214
0.06%, 1/31/16 (b)	18,736	18,730,218
0.08%, 4/30/16 (b)	37,044	37,044,058
0.08%, 7/31/16 (b)	20,168	20,173,491
Total Investments (Cost — $2,085,184,279*) — 106.5%		2,085,184,279
Liabilities in Excess of Other Assets — (6.5)%		(127,025,112)
Net Assets — 100.0%		$1,958,159,167

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(b)	Variable rate security. Rate shown is as of report date.
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master LLC’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Obligations	—	$2,085,184,279	—	$2,085,184,279

There were no transfers between levels during the six months ended September 30, 2014.

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2014

Statements of Assets and Liabilities

September 30, 2014 (Unaudited)	Master Government Securities LLC	Master Treasury LLC

Assets
Investments at value — unaffiliated[1]	$338,047,208	$2,085,184,279
Repurchase agreements, at value — unaffiliated[2]	244,645,000	—
Contributions receivable from investors	1,078,152	1,536,158
Interest receivable	221,675	496,869
Prepaid expenses	505	1,505
Total assets	583,992,540	2,087,218,811

Liabilities
Investments purchased payable	19,996,335	128,995,879
Directors’ fees payable	5,920	14,933
Other affiliates payable	873	6,105
Investment advisory fees payable	—	208
Other accrued expenses payable	35,022	42,519
Total liabilities	20,038,150	129,059,644
Net Assets	$563,954,390	$1,958,159,167

Net Assets Consist of
Investors’ capital	$563,954,390	$1,958,159,167
[1] Investments at cost — unaffiliated	$338,047,208	$2,085,184,279
[2] Repurchase agreements at cost — unaffiliated	$244,645,000	—

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2014	21

Statements of Operations
Six Months Ended September 30, 2014 (Unaudited)	Master Government Securities LLC	Master Treasury LLC

Investment Income
Interest	$194,506	$406,249

Expenses
Investment advisory	741,320	1,628,144
Professional	30,835	28,364
Accounting services	29,667	68,064
Custodian	28,909	27,653
Directors	10,521	26,537
Printing	1,098	5,599
Miscellaneous	5,872	11,365
Total expenses	848,222	1,795,726
Less fees waived by Manager	(741,239)	(1,619,851)
Less fees paid indirectly	(74)	(121)
Total expenses after fees waived and paid indirectly	106,909	175,754
Net investment income	87,597	230,495

Realized Gain
Net realized gain from investments	12,175	29,242
Net Increase in Net Assets Resulting from Operations	$99,772	$259,737

Statements of Changes in Net Assets

	Master Government Securities LLC		Master Treasury LLC
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

Operations
Net investment income	$87,597	$175,864	$230,495	$522,103
Net realized gain	12,175	17,538	29,242	141,266
Net increase in net assets resulting from operations	99,772	193,402	259,737	663,369

Capital Transactions
Proceeds from contributions	1,515,723,712	3,661,948,379	3,795,346,317	9,499,699,101
Value of withdrawals	(1,592,032,862)	(3,523,476,939)	(3,711,952,000)	(10,114,167,781)
Net increase (decrease) in net assets derived from capital share transactions	(76,309,150)	138,471,440	83,394,317	(614,468,680)

Net Assets
Total increase (decrease) in net assets	(76,209,378)	138,664,842	83,654,054	(613,805,311)
Beginning of period	640,163,768	501,498,926	1,874,505,113	2,488,310,424
End of period	$563,954,390	$640,163,768	$1,958,159,167	$1,874,505,113

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2014

Financial Highlights	Master Government Securities LLC
	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31,
		2014	2013	2012	2011	2010

Total Return
Total return	0.02%[1]	0.04%	0.06%	0.04%	0.13%	0.18%

Ratios to Average Net Assets
Total expenses	0.27%[2]	0.27%	0.27%	0.27%	0.27%	0.26%
Total expenses after fees waived and paid indirectly	0.03%[2]	0.04%	0.08%	0.03%	0.06%	0.07%
Net investment income	0.03%[2]	0.03%	0.06%	0.04%	0.13%	0.14%

Supplemental Data
Net assets, end of period (000)	$563,954	$640,164	$501,499	$743,147	$496,689	$680,465

Master Treasury LLC
	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31,
		2014	2013	2012	2011	2010

Total Return
Total Return	0.01%[1]	0.03%	0.03%	0.03%	0.08%	0.10%

Ratio to Average Net Assets
Total expenses	0.19%[2]	0.18%	0.18%	0.17%	0.18%	0.17%
Total expenses after fees waived and paid indirectly	0.02%[2]	0.04%	0.07%	0.02%	0.09%	0.14%
Net investment income	0.02%[2]	0.03%	0.03%	0.03%	0.06%	0.08%

Supplemental Data
Net assets, end of period (000)	$1,958,159	$1,874,505	$2,488,310	$3,146,576	$2,626,224	$2,856,229
[1]	Aggregate total return.
[2]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2014	23

Notes to Financial Statements (Unaudited)	Master Government Securities LLC and Master Treasury LLC

1. Organization:

Master Government Securities LLC and Master Treasury LLC (collectively the “Master LLCs” or individually a “Master LLC”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and are organized as Delaware limited liability companies. Each Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations.

2. Significant Accounting Policies:

The Master LLCs’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Master LLC is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Master LLCs:

Valuation: The Master LLCs’ investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Master LLCs would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master LLCs’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. It is anticipated that the net asset value per limited liability company interest of each Master LLC will remain constant so that feeder funds can preserve a net asset value of $1.00 per share, but no assurance can be offered in this regard.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Recent Accounting Standard: In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. It is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Master LLCs’ financial statements disclosures.

Other: Expenses directly related to a Master LLC are charged to that Master LLC. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master LLCs have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Repurchase Agreements: The Master LLCs may enter into repurchase agreements. In a repurchase agreement, each Master LLC purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master LLCs’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, each Master LLC could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the Master LLCs under Master Repurchase Agreements (each an “MRA”). The MRA permits the Master LLCs, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency.

24	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2014

Notes to Financial Statements (continued)	Master Government Securities LLC and Master Treasury LLC

Based on the terms of the MRA, the Master LLCs receive securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Master LLCs would recognize a liability with respect to such excess collateral. The liability reflects the Master LLC’s obligation under bankruptcy law to return the excess to the counterparty.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes’ of BlackRock, Inc. (“BlackRock”).

The Master LLCs entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master LLCs’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Master LLC’s portfolio and provides the necessary personnel, facilities, equipment and certain other services to the operations of each Master LLC. For such services, each Master LLC pays the Manager a monthly fee based on a percentage of each Master LLC’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $500 Million	0.250%
$500 Million — $1 Billion	0.175%
Greater than $1 Billion	0.125%

The Manager voluntarily agreed to waive a portion of the investment advisory fees and/or reimburse operating expenses of each Master LLC to enable the feeder funds that invest in the Master LLCs to maintain minimum levels of net investment income. These amounts are reported in the Statements of Operations as fees waived by Manager. The Manager may discontinue the waiver and/or reimbursement at any time.

For the six months ended September 30, 2014, the Master LLCs reimbursed the Manager for certain accounting services, which are included in accounting services in the Statement of Operations. The reimbursements were as follows:

Reimbursement To Manager
Master Government Securities LLC	$3,115
Master Treasury LLC	$9,601

Certain officers and/or directors of the Master LLCs are officers and/or directors of BlackRock or its affiliates.

5. Income Tax Information:

The Master LLCs are classified as partnerships for federal income tax purposes. As such, each investor in the Master LLCs are treated as the owner of their proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLCs’ assets will be managed so an investor in the Master LLCs can satisfy the requirements of Subchapter M of the internal Revenue Code of 1986, as amended.

Each Master LLC files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Master LLC’s U.S. federal tax returns remains open for each of the four years ended March 31, 2014. The statutes of limitations on each Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master LLCs’ facts and circumstances and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

6. Principal Risks:

In the normal course of business, the Master LLCs invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master LLCs may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLCs; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master LLCs may be exposed to counterparty credit risk, or the risk that an entity with which the Master LLCs have unsettled or open transactions may fail to or be unable to perform on its commitments. The Master LLCs manage

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2014	25

Notes to Financial Statements (concluded)	Master Government Securities LLC and Master Treasury LLC

counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master LLCs to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master LLCs’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Master LLCs.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until sometime in 2016, but when implemented may affect the Master LLCs’ operations and return potential.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Master LLC through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

26	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2014

Disclosure of Investment Advisory Agreements

BBIF Government Securities Fund (“Government Securities Fund”) currently invests all of its investable assets in Master Government Securities LLC (“Master Government Securities”). BBIF Treasury Fund (“Treasury Fund,” and together with Government Securities Fund, the “Funds,” and each individually, a “Fund”) currently invests all of its investable assets in Master Treasury LLC (“Master Treasury,” and together with Master Government Securities, the “Master LLCs,” and each individually, a “Master LLC”). The Board of Directors of each Master LLC met in person on April 24, 2014 (the “April Meeting”) and May 28-30, 2014 (the “May Meeting”) to consider the approval of each Master LLC’s investment advisory agreement (each, an “Agreement”) with BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Master LLC’s investment advisor. The Board of Trustees of each Fund also considered the approval of the pertinent Agreement. For simplicity, (a) the Board of Directors of each Master LLC, together with the Board of Trustees of the related Fund, are referred to herein individually as the “Board” and collectively as the “Boards” and the members are referred to as “Board Members,” and (b) the shareholders of each Fund, together with the interest holders of the related Master LLC, are referred to as “shareholders.”

Activities and Composition of the Boards

Each Board consists of fifteen individuals, thirteen of whom are not “interested persons” of the Master LLCs or the Funds as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the relevant Master LLC or Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of each Board are each Independent Board Members. Each Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Boards are required to consider the continuation of the Agreements on an annual basis. Each Board has four quarterly meetings per year, each extending over two or three days, and a fifth one-day meeting to consider specific information surrounding the consideration of renewing the pertinent Agreement. In connection with this process, each Board assessed, among other things, the nature, scope and quality of the services provided to the relevant Master LLC and Fund by BlackRock, its personnel and its affiliates, including (as applicable) investment management; administrative and shareholder services; oversight of fund service providers; marketing services; risk oversight; compliance and assistance in meeting applicable legal and regulatory requirements.

Each Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the pertinent Agreement, including the services and support provided by BlackRock to the relevant Master LLC and Fund and their shareholders. Among the matters each Board considered, with respect to the relevant Master LLC and/or Fund, were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master LLC and/or the Fund for services, such as marketing and distribution, call center and fund accounting; (c) the Master LLC’s and/or the Fund’s operating expenses and how BlackRock allocates expenses to the Master LLC and the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master LLC’s and the Fund’s investment objective, policies and restrictions, and meeting new regulatory requirements; (e) the Master LLC’s and the Fund’s compliance with its respective Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between the services provided to these products as compared to the Master LLC and/or the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Each Board has engaged in an ongoing strategic review with BlackRock of BlackRock’s product pipeline, opportunities to consolidate funds and BlackRock’s commitment to investment performance. BlackRock also furnished information to the Boards in response to specific questions. These questions covered issues such as: BlackRock’s profitability, implementation of alternative investment strategies, investment performance, portfolio manager compensation and accountability, portfolio managers’ investments in the funds they manage, supplemental service agreements with third

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2014	27

Disclosure of Investment Advisory Agreements (continued)

party distribution partners, subadvisory and advisory relationships with other clients (including mutual funds sponsored by third parties) and management fee levels and breakpoints. The Boards further considered the importance of: BlackRock’s management organization; marketing support for the funds; services provided to the funds by BlackRock affiliates; and BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Boards requested and received materials specifically relating to the Agreements. The Boards are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist their deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the relevant Master LLC and Fund, as applicable, as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the relevant Master LLC and/or Fund to BlackRock; (g) sales and redemption data regarding the relevant Fund’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, each Board reviewed materials relating to its consideration of the pertinent Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of each Board’s year-long deliberative process, the Boards presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of each Master LLC, including all the Independent Board Members, approved the continuation of the pertinent Agreement for a one-year term ending June 30, 2015. The Board of each Fund, including the Independent Board Members, also considered the continuation of the pertinent Agreement and found the Agreement to be satisfactory. In approving the continuation of the pertinent Agreement, the Board of each Master LLC considered, with respect to the pertinent Master LLC and/or Fund, as applicable: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master LLC, the Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master LLC and the Fund; (d) the Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master LLC and the Fund; and (g) other factors deemed relevant by the Board Members.

Each Board also considered other matters it deemed important to the approval process, with respect to each relevant Fund and Master LLC, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares and securities lending, services related to the valuation and pricing of portfolio holdings of the Master LLC, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master LLC and the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Boards noted the willingness of BlackRock personnel to engage in open, candid discussions with the Boards. The Boards did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Boards, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each relevant Fund. Throughout the year, each Board compared the relevant Fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, as applicable. The Boards met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Boards also reviewed the materials provided by each Master LLC’s portfolio management team discussing the Master LLC’s performance and the Master LLC’s investment objective, strategies and outlook.

The Boards considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Master LLC’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Boards engaged in a review of BlackRock’s compensation structure with respect to each Master LLC’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.
28	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2014

Disclosure of Investment Advisory Agreements (continued)

In addition to advisory services, the Boards considered the quality of the administrative and other non-investment advisory services provided to the Master LLCs and the Funds. BlackRock and its affiliates provide the Master LLCs and the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Master LLCs and the Funds by third parties) and officers and other personnel as are necessary for the operations of the Master LLCs and the Funds. In particular, BlackRock and its affiliates provide the Master LLCs and the Funds with the following administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Boards in their consideration of strategic issues such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Master LLCs and the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Boards reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master LLCs, the Funds and BlackRock: The Boards, including the Independent Board Members, also reviewed and considered the performance history of each Master LLC and corresponding Fund, as applicable. The Boards noted that each Fund’s investment results correspond directly to the investment results of the applicable Master LLC. In preparation for the April Meeting, each Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the relevant Fund’s performance. The Boards also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, each Board received and reviewed information regarding the investment performance of the relevant Fund as compared to other funds in its applicable Lipper category. The Boards were provided with a description of the methodology used by Lipper to select peer funds and periodically meet with Lipper representatives to review its methodology. Each Board and its Performance Oversight and Contract Committee regularly review, and meet with management of the relevant Master LLC to discuss, the performance of the Master LLC and related Fund, as applicable, throughout the year.

Each Board reviewed the pertinent Fund’s performance within the context of the low yield environment that has existed over the past few years.

The Board of each of Master Government Securities and Government Securities Fund noted that for the one-, three- and five-year periods reported, the Fund ranked in the third, third and second quartiles, respectively, against its Lipper Performance Universe. However, the Board noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one- and three-year periods.

The Board of each of Master Treasury and Treasury Fund noted that for the one-, three- and five-year periods reported, the Fund ranked in the second, second and first quartiles, respectively, against its Lipper Performance Universe.

The quartile standing of each Fund in its Lipper peer group takes into account the Fund’s current yield only. The Boards believe that the performance of a money market fund can only be understood holistically, accounting for current yield and risk. While each Board reviews the relevant Fund’s current yield performance, it also examines the liquidity, duration, and credit quality of the Fund’s portfolio. In the Boards’ view, BlackRock’s money market funds have performed well over the one-, three- and five-year periods given BlackRock’s emphasis on preserving capital and seeking as high a level of current income as is consistent with liquidity while simultaneously managing risk.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master LLCs and the Funds: The Boards, including the Independent Board Members, reviewed each Master LLC’s/Fund’s contractual management fee rate compared with the other funds in the corresponding Fund’s Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Boards also compared each Fund’s total expense ratio, as well as each Master LLC’s/Fund’s actual management fee rate, to those of other funds in the Fund’s Lipper category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Boards considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts.

The Boards received and reviewed statements relating to BlackRock’s financial condition. The Boards were also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each relevant Master LLC and Fund. The Boards reviewed BlackRock’s profitability with respect to each pertinent Master LLC and Fund, as applicable, and other funds the Boards currently oversee for the year ended December 31, 2013 compared to available aggregate profitability data provided for the two prior years. The Boards reviewed BlackRock’s profitability with respect to certain other fund complexes managed by the Manager and/or its affiliates. The Boards reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2014	29

Disclosure of Investment Advisory Agreements (continued)

advisory products. The Boards recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Boards noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Boards reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Boards considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

In addition, the Boards considered the cost of the services provided to the Master LLCs and the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master LLCs and the Funds and the other funds advised by BlackRock and its affiliates. As part of their analysis, the Boards reviewed BlackRock’s methodology in allocating its costs to the management of each pertinent Master LLC and Fund. The Boards also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Boards. The Boards further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master LLCs and the Funds in contrast to what is required of BlackRock with respect to other products with similar investment objectives across the open-end fund, ETF, closed-end fund and institutional account product channels, as applicable.

The Board of each of Master Government Securities and Government Securities Fund noted that the Master LLC’s/Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and the Fund’s total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers.

The Board of each of Master Treasury and Treasury Fund noted that the Master LLC’s/Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and the Fund’s total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers.

Each Board reviewed the relevant Master LLC’s/Fund’s expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Boards also noted that each Master LLC has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master LLC increases above certain contractually specified levels. The Boards further noted that BlackRock, in its capacity as the Funds’ administrator (the “Administrator”), and the Funds’ distributor had entered into a contractual arrangement with each Fund whereby the Administrator and the distributor agreed to waive all or a portion of their respective fees and/or reimburse direct expenses of the Fund to ensure that the net operating expense ratio for certain classes of shares did not exceed specified amounts. The Board additionally noted that, to enable each Master LLC/Fund to maintain minimum levels of daily net investment income, BlackRock and the Funds’ distributor have voluntarily agreed to reduce each Master LLC’s/Fund’s expenses as necessary. The voluntary waivers and reimbursements may be discontinued at any time without notice.

D. Economies of Scale: The Boards, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each relevant Master LLC and Fund increase, as well as the existence of expense caps, as applicable. The Boards also considered the extent to which each Master LLC and Fund benefit from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Master LLC and Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Master LLC. In its consideration, each Board took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Boards, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master LLCs and the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master LLCs and the Funds, including for administrative, distribution, securities lending and cash management services. The Boards also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Boards also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the pertinent Agreement, each Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

30	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2014

Disclosure of Investment Advisory Agreements (concluded)

The Boards noted the competitive nature of the open-end fund marketplace, and that shareholders of each Fund are able to redeem their Fund shares if they believe that the Fund’s and/or the Master LLC’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of each Master LLC, including all the Independent Board Members, approved the continuation of the pertinent Agreement for a one-year term ending June 30, 2015. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of each Master LLC, including the Independent Board Members, was satisfied that the terms of the pertinent Agreement were fair and reasonable and in the best interest of the Master LLC and its shareholders. The Board of each Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the related Master LLC and found the Agreement to be satisfactory. In arriving at their decisions to approve the Agreements, the Boards of the Master LLCs did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master LLCs reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2014	31

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
Paul L. Audet, Director
David O. Beim, Director
Frank J. Fabozzi, Director
Henry Gabbay, Director
Dr. Matina S. Horner, Director
Herbert I. London, Director
Ian A. MacKinnon, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director
Frederick W. Winter, Director
John M. Perlowski, President and Chief Executive Officer
Richard Hoerner, CFA, Vice President
Jennifer McGovern, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Charles Park, Chief Compliance Officer and Anti-Money Laundering Officer
Benjamin Archibald, Secretary

Effective May 30, 2014, Brian Kindelan resigned as Chief Compliance Officer and Anti-Money Laundering Officer of the Funds and Charles Park became Chief Compliance Officer and Anti-Money Laundering Officer of the Funds. Mr. Park joined BlackRock in 2009 and is the current Global Chief Compliance Officer of the BlackRock iShares exchange traded funds.

Effective September 19, 2014, Brendan Kyne resigned as a Vice President of the Funds and Jennifer McGovern became a Vice President of the Funds.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Transfer Agent Financial Data Services, Inc. Jacksonville, FL 32246 Distributor BlackRock Investments, LLC New York, NY 10022	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116 Legal Counsel Sidley Austin LLP New York, NY 10019	Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809

32	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2014

Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of Investments

The Funds/Master LLCs file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’/Master LLCs’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’/Master LLCs’ Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds/Master LLCs use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Master LLCs voted proxies relating to securities held in the Funds’/Master LLCs’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2014	33

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This report is intended for existing shareholders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectuses. An investment in the Funds are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BBIFGOVTR-9/14-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report
Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –	Audit Committee of Listed Registrants – Not Applicable
Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 –	Controls and Procedures
(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.
Item 12 –	Exhibits attached hereto
(a)(1) – Code of Ethics – Not Applicable to this semi-annual report
(a)(2) – Certifications – Attached hereto
(a)(3) – Not Applicable
(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Treasury Fund and Master Treasury LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Treasury Fund and Master Treasury LLC

Date: December 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Treasury Fund and Master Treasury LLC

Date: December 2, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Treasury Fund and Master Treasury LLC

Date: December 2, 2014

3